Summary of Nonvested Stock Activity (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, beginning balance, Number of Shares	1,229,826	814,965	248,100
Awards, Number of Shares	425,209	757,816	860,563
Vested, Number of Shares	(70,750)
Forfeitures, Number of Shares	(152,712)	(342,955)	(293,698)
Stock awards, ending balance, Number of Shares	1,431,573	1,229,826	814,965
Stock awards, beginning balance, Weighted Average Grant Date Fair Value	$ 12.11	$ 11.01	$ 3.74
Awards, Weighted Average Grant Date Fair Value	$ 11.59	$ 13.07	$ 12.07
Vested, Weighted Average Grant Date Fair Value	$ 2.05
Forfeitures, Weighted Average Grant Date Fair Value	$ 12.13	$ 11.60	$ 7.99
Stock awards, ending balance, Weighted Average Grant Date Fair Value	$ 12.45	$ 12.11	$ 11.01